Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 14,958,000		¥ 13,205,000
Investment securities, Available-for-sale debt securities		34,200,203		33,518,503
Equity securities		5,385,258		6,977,600
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	14,034,000		12,710,000
Obligation to return securities received as collateral	[4]	4,806,171		3,087,026
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	10,847,000		10,109,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	10,205,000		9,896,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	3,734,000		2,795,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	3,608,000		2,671,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	236,000		188,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	277,000		183,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	26,000		27,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	26,000		27,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	114,000		84,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	95,000		69,000
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		23,462,879		24,077,696
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,952,820		2,226,566
Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,037,488		2,641,419
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,272,826		1,130,731
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,459,393		1,615,351
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		382,255		130,955
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,469,476		1,502,922
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		163,066	[5]	192,863	[6]
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[7]	32,479,566		27,331,733
Trading account assets, Trading derivative assets		14,957,574		13,204,485
Investment securities, Available-for-sale debt securities		34,200,203		33,518,503
Equity securities		4,808,281		6,386,363
Other	[8]	1,136,800		881,755
Assets at fair value, Total		87,582,424		81,322,839
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		559,382		162,910
Trading account liabilities, Trading derivative liabilities		14,208,051		12,846,582
Obligation to return securities received as collateral	[9]	4,806,171		3,087,026
Other	[10]	520,609		492,016
Liabilities at fair value, Total		20,094,213		16,588,534
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[7]	14,891,635		12,821,328
Trading account assets, Trading derivative assets		216,834		63,582
Investment securities, Available-for-sale debt securities		22,126,881		22,550,086
Equity securities		4,471,499		5,982,629
Other	[8]	1,054,186		807,193
Assets at fair value, Total		42,761,035		42,224,818
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		555,664		157,114
Trading account liabilities, Trading derivative liabilities		300,215		88,329
Obligation to return securities received as collateral	[9]	4,663,068		2,912,355
Liabilities at fair value, Total		5,518,947		3,157,798
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[7]	17,061,985		13,725,079
Trading account assets, Trading derivative assets		14,680,632		13,047,590
Investment securities, Available-for-sale debt securities		11,798,392		10,684,983
Equity securities		296,819		375,914
Other	[8]	45,913		42,184
Assets at fair value, Total		43,883,741		37,875,750
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		3,718		5,796
Trading account liabilities, Trading derivative liabilities		13,851,205		12,701,110
Obligation to return securities received as collateral	[9]	143,103		174,671
Other	[10]	514,003		426,368
Liabilities at fair value, Total		14,512,029		13,307,945
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[7]	525,946		785,326
Trading account assets, Trading derivative assets		60,108		93,313
Investment securities, Available-for-sale debt securities		274,930		283,434
Equity securities		39,963		27,820
Other	[8]	36,701		32,378
Assets at fair value, Total		937,648		1,222,271
Liabilities:
Trading account liabilities, Trading derivative liabilities		56,631		57,143
Other	[10]	6,606		65,648
Liabilities at fair value, Total		63,237		122,791
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		10,846,607		10,108,456
Liabilities:
Trading account liabilities, Trading derivative liabilities		10,205,375		9,896,293
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		74,488		23,430
Liabilities:
Trading account liabilities, Trading derivative liabilities		153,098		35,179
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		10,758,790		10,067,719
Liabilities:
Trading account liabilities, Trading derivative liabilities		10,038,198		9,839,618
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		13,329		17,307
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,079		21,496
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		3,733,683		2,795,091
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,603,990		2,670,650
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		1,550		1,115
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,360		2,633
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,723,087		2,771,115
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,596,589		2,663,347
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		9,046		22,861
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,041		4,670
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		235,572		187,703
Liabilities:
Trading account liabilities, Trading derivative liabilities		276,699		183,392
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		140,796		39,037
Liabilities:
Trading account liabilities, Trading derivative liabilities		143,757		50,517
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		87,285		139,666
Liabilities:
Trading account liabilities, Trading derivative liabilities		121,229		126,737
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		7,491		9,000
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,713		6,138
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		27,502		29,411
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,789		27,651
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		10		3,727
Liabilities:
Trading account liabilities, Trading derivative liabilities		14		2,916
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		27,492		25,684
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,775		24,735
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		114,210		83,824
Liabilities:
Trading account liabilities, Trading derivative liabilities		95,198		68,596
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		111,460		65,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		95,175		68,492
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		2,750		18,461
Liabilities:
Trading account liabilities, Trading derivative liabilities		23		104
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		23,462,879		24,077,696
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		19,897,187		20,635,872
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,565,692		3,441,824
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,952,820		2,226,566
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,952,820		2,226,566
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,037,488		2,641,419
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,229,694		1,914,214
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		792,027		707,959
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15,767		19,246
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,272,826		1,130,731
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,262,718		1,126,535
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		10,108		4,196
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,459,393		1,615,351
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,459,378		1,615,336
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15		15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		382,255		130,955
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		380,278		128,917
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,977		2,038
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,469,476		1,502,922
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,328,601		1,371,467
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		140,875		131,455
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		163,066		192,863
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		56,878		66,379
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		106,188		126,484
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		4,768,318		6,358,543
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		4,471,499		5,982,629
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		296,819		375,914
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities	[11]	39,963		27,820
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		23,233		17,583
Unfunded commitments		1,494		2,054
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Equity and Other Funds [Member]
Assets:
Investments valued at net asset value		18,862		9,921
Unfunded commitments
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities	[11]	39,963		27,820
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		4,155,167		2,629,975
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		3,805,039		2,117,841
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		350,128		512,134
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		93,479		117,799
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		93,479		117,799
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Trading account assets, Trading securities		9,775,245		9,719,185
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		9,356,427		9,264,028
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		417,766		454,365
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,052		792
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		2,537,714		3,234,969
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		11
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,537,559		3,203,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		144		31,384
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		9,037,539		7,073,534
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		9,037,539		7,038,353
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities				35,181
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,006,815		880,952
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		590,556		253,274
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		416,259		627,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		14,438		35,895
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		7,787		747
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		6,651		35,148
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		2,959,580		1,473,693
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,959,580		1,473,693
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[12]	2,899,589		2,165,731
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		66,918		40,400
Unfunded commitments		102,743		94,483
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,730,158		1,439,459
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,067,591		671,129
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[12]	¥ 101,840		¥ 55,143

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Certain reclassifications have been made to prior period to confirm to the current presentation.
[5]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
[7]	Includes securities measured under the fair value option.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Included in Other liabilities.
[10]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[11]	Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2019 were ¥17,583 million and ¥9,921 million, respectively, and those at March 31, 2020 were ¥23,233 million and ¥18,862 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2019 were ¥2,054 million and nil, respectively, and those at March 31, 2020 were ¥1,494 million and nil, respectively.
[12]	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥40,400 million and ¥66,918 million at March 31, 2019 and 2020, respectively. The amounts of unfunded commitments related to these private equity funds were ¥94,483 million and ¥102,743 million at March 31, 2019 and 2020, respectively.